Significant Accounting Policies - Summary of Revenue by Product Type (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Total revenue, net	$ 169,758	$ 201,243	$ 383,685	$ 364,271	$ 233,116
Grove Brands [Member]
Disaggregation of Revenue [Line Items]
Total revenue, net	85,064	99,754	187,055	164,372	86,717
Third-party products [Member]
Disaggregation of Revenue [Line Items]
Total revenue, net	$ 84,694	$ 101,489	$ 196,630	$ 199,899	$ 146,399